May 2, 2016

FILED VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Schwartz Investment Trust
File Nos. 811-07148; 33-51626

 Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of the Schwartz Value Focused Fund series of Schwartz Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on June 29, 2016.

If you have any questions or comments concerning this filing, please telephone Betsy Santen at (513) 346-4181.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary

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